As filed with the Securities and Exchange Commission on May 30, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6194

The Chaconia Income & Growth Fund, Inc.
(Exact name of registrant as specified in charter)

C/O U.S. Bancorp Fund Services, LLC
615 E. Michigan St., Third Floor, Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Foley & Lardner LLP, 777 E. Wisconsin Avenue, Milwaukee, WI 53202
(Name and address of agent for service)

1-800-368-3322
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2006

Date of reporting period: March 31, 2006

Item 1. Schedule of Investments.

Chaconia Income & Growth Fund
Schedule of Investments
March 31, 2006

Shares			Value
		COMMON STOCKS - 75.48%
		Aerospace & Defense - 2.25%
5,500		The Boeing Company	$428,615
		Basic Materials - 1.89%
8,900		The Dow Chemical Company	361,340
		Business Services - 1.60%
6,700		Automatic Data Processing, Inc.	306,056
		Capital Goods - 1.86%
10,200		General Electric Company	354,756
		Consumer Merchandising - 1.37%
10,500		The TJX Companies, Inc.	260,610
		Consumer Staples - 2.71%
4,800		Target Corporation	249,648
9,600		The Walt Disney Company	267,744
			517,392
		Electric Services - 1.31%
8,600		Duke Energy Corporation	250,690
		Financial Services - 18.22%
6,800		Bank of America Corporation	309,672
10,400		Citigroup, Inc.	491,192
10,798		Countrywide Financial Corporation	396,287
7,600		Fannie Mae	390,640
4,800		Freddie Mac	292,800
4,300		The Goldman Sachs Group, Inc.	674,928
8,300		Merrill Lynch & Co., Inc.	653,708
4,308		Morgan Stanley	270,628
			3,479,855
		Food & Beverages - 4.53%
12,500		Darden Restaurants, Inc.	512,875
7,200		Yum! Brands, Inc.	351,792
			864,667
		Health Care - 9.19%
6,900		Beckman Coulter, Inc.	376,533
9,300		Boston Scientific Corp. *	214,365
5,900		Express Scripts, Inc. *	518,610
8,800		Pfizer Inc.	219,296
5,500		Wellpoint Inc. *	425,865
			1,754,669
		Insurance - 3.77%
6,700		The Allstate Corporation	349,137
5,600		American International Group, Inc.	370,104
			719,241
		Integrated Oils - 7.85%
7,500		Apache Corporation	491,325
8,300		Devon Energy Corporation	507,711
5,400		Occidental Petroleum Corporation	500,310
			1,499,346
		Multimedia - 0.20%
2,300		Time Warner Inc.	38,617
		Mutual Funds - 3.19%
237,123		Trinidad & Tobago Unit Trust Corporation First Unit Scheme * (f) (a)	609,312
		Semiconductors - 3.70%
21,900		Intel Corporation	423,765
6,800		International Rectifier Corporation *	281,724
			705,489
		Technology - 5.57%
24,600		Corning Incorporated *	661,986
11,700		Flextronics International Ltd. * (f)	121,095
3,400		International Business Machines Corporation (IBM)	280,398
			1,063,479
		Telecommunication - 5.15%
17,000		American Tower Corporation - Class A *	515,440
13,400		Avaya, Inc. *	151,420
13,800		Motorola, Inc.	316,158
			983,018
		Transportation - 1.12%
2,300		Union Pacific Corporation	214,705

		TOTAL COMMON STOCKS (Cost $10,404,710)	14,411,857
Principal
Amount			Value
		CORPORATE BONDS - 3.53%
		Automotive - 0.48%
		Ford Motor Co.,
100,000		7.375%, 02/01/2011	92,087
		Transportation - 2.55%
		The Burlington Northern and Santa Fe Railway Company,
111,871		5.943%, 01/15/2022	113,313
		Continental Airlines Inc. Pass Thru Certificates
78,182		Series 2000-2, 7.707%, 04/02/2021	81,346
		FedEx Corporation,
90,000		1993-A, 8.760%, 05/22/2015	100,327
		Norfolk Southern Corp.
100,000		5.257%, 09/17/2014	98,237
		Union Pacific Corporation
99,185		2003-1, 4.698%, 01/02/2024	92,590
			485,813
		Utilities - 0.50%
		National Rural Utilities
100,000		4.750%, 03/01/2014	95,196

		TOTAL CORPORATE BONDS (Cost $701,601)	673,096

		ASSET BACKED SECURITIES - 3.56%
		California Infrastructure PG&E
15,503		Series 1997-1, Class A7, 6.420%, 09/25/2008	15,579
		CenterPoint Energy Transition Bond Company LLC
100,000		Series 2001-1, Class A4, 5.630%, 09/15/2015	101,408
		Comed Transitional Funding Trust
55,371		Series 1998-1, Class A6, 5.630%, 06/25/2009	55,539
		Connecticut RRB Special Purpose Trust CL&P
90,000		Series 2001-1, Class A5, 6.210%, 12/30/2011	92,906
		CPL Transition Funding LLC
100,000		Series 2002-1, Class A5, 6.250%, 01/15/2017	105,951
		Massachusetts RRB Special Purpose
100,000		Series 2005-1, Class A2, 3.780%, 09/15/2010	98,022
		PSE&G Transition Funding LLC
100,000		Series 2001-1, Class A7, 6.750%, 06/15/2016	108,737
		West Pennsylvania Funding
100,000		Series 1999-A, 6.980%, 12/25/2008	102,432

		TOTAL ASSET BACKED SECURITIES (Cost $701,646)	680,574

		U.S. GOVERNMENT AGENCY ISSUES - 16.87%
		AID - ISRAEL
200,000		5.500%, 09/18/2023	205,040
200,000		5.500%, 12/04/2023	205,068
		Amethyst,
175,006		4.620%, 04/15/2016	169,846
		Federal National Mortgage Association (FNMA)
200,000		4.500%, 02/15/2011	194,695
		Federal Home Loan Mortgage Corporation (FHLMC)
200,000		4.875%, 03/15/2007	199,555
		Government National Mortgage Association (GNMA)
		Real Estate Mortgage Investment Conduit Pass-Thru Certificates:
104,391		5.500%, 01/20/2035	103,116
98,972		5.000%, 11/20/2035	95,563
146,133		Series 2002-83, Class A, 3.313%, 04/16/2017	141,916
112,912		Series 2004-78, Class A, 3.590%, 11/16/2017	108,961
94,416		Series 2005-2, Class B, 4.116%, 03/16/2019	91,653
134,584		Series 2003-48, Class AB, 2.866%, 02/16/2020	129,146
79,069		Series 2001-12, Class B, 6.207%, 06/16/2021	80,178
106,957		Series 2003-43, Class A, 2.709%, 07/16/2021	101,993
93,708		Series 2004-25, Class AC, 3.377%, 01/16/2023	89,612
84,727		Series 2005-14, Class A, 4.130%, 02/16/2027	82,265
88,958		Series 2003-72, Class B, 4.356%, 02/16/2030	85,792
		Rowan Companies
151,000		5.880%, 03/15/2012	153,387
		Small Business Administration (SBA) Participation Certificates:
125,630		Series 2004-10C, Class 1, 4.230%, 05/01/2014	121,161
229,715		Series 2002-20H, Class 1, 5.310%, 08/01/2022	228,198
89,265		Series 2003-20J, Class 1, 4.920%, 10/01/2023	86,560
369,470		Series 2004-20E, Class 1, 5.180%, 05/01/2024	363,118
183,871		Series 2004-20F, Class 1, 5.520%, 06/01/2024	184,252

		TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $3,082,061)	3,221,075

		SHORT TERM INVESTMENTS - 1.36%
		MONEY MARKET FUNDS - 1.36%
259,924		First American Treasury Obligations Fund - Class Y, 4.31%	259,924
		TOTAL SHORT TERM INVESTMENTS (Cost $259,924)	259,924
		TOTAL INVESTMENTS (Cost $15,350,061) - 100.80%	19,246,526
		Liabilities in Excess of Other Assets - (0.80)%	(151,863)
		TOTAL NET ASSETS - 100.00%	$19,094,663

	*	Non Income Producing
	(a)	Affiliated issuer
	(f)	Foreign security

The cost basis of investments for federal income tax purposes at March 31, 2006 was as follows*:

Cost of investments	$15,350,061
Gross unrealized appreciation	4,483,721
Gross unrealized depreciation	(587,261)
Net unrealized appreciation	$3,896,460

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Chaconia Income & Growth Fund, Inc.

By (Signature and Title) /s/Michael Alexander
Michael Alexander, President

Date May 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Michael Alexander
Michael Alexander, President

Date May 29, 2006

By (Signature and Title)* /s/Eutrice Carrington
Eutrice Carrington, Treasurer

Date May 29, 2006